Fair value measurements - Schedule of Public and Private Warrants Measured at Fair Value (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 30, 2021 ₪ / shares	Aug. 30, 2021 $ / shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ 0	$ 0	$ 116,863
Exercise price (USD per share) | (per share)				₪ 11.50	$ 0.1
Minimum share price of company stock, in which company can redeem warrants (USD per share) | ₪ / shares				₪ 18.00
Public Warrant Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise price (USD per share) | $ / shares					$ 10
Restricted Sponsor Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(113,136)
Price Adjustment Shares [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(254,766)
Restricted Sponsor And Price Adjustment Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(367,902)
Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	54,117	20,015
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	111,263	34,102
Ending balance, fair value measurement	0	54,117	20,015
Warrant Reclassification
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ (165,380)
Public Warrant Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise of public warrants (in shares) | shares	6,803,085
Exercise price (USD per share) | $ / shares	$ 11.5
Public Warrant Liability | Level 1 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 31,399	12,960
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	78,969	18,439
Ending balance, fair value measurement	0	$ 31,399	12,960
Public Warrant Liability | Level 1 | Warrant Reclassification
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ (110,368)
Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise of public warrants (in shares) | shares	3,306,000
Antidilutive securities excluded from computation of earnings per share (in shares) | shares		9,666,667
Private Placement Warrants | Level 3 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 22,718	$ 7,055
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	32,294	15,663
Ending balance, fair value measurement	0	$ 22,718	$ 7,055
Private Placement Warrants | Level 3 | Warrant Reclassification
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	$ (55,012)
Share Settlement
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise of public warrants (in shares) | shares	6,798,440